Exhibit 99.1

CAPITAL ONE PRIME AUTO RECEIVABLES TRUST 2023-2
Statement to Securityholders
Determination Date: September 11, 2024

Payment Date	9/16/2024
Collection Period Start	8/1/2024
Collection Period End	8/31/2024
Interest Period Start	8/15/2024
Interest Period End	9/15/2024

Cut-Off Date Net Pool Balance	$1,228,970,492.55
Cut-Off Date Adjusted Pool Balance	$1,128,083,316.56

I. DEAL SUMMARY

	Beginning Note Balance	Principal Payment	Ending Note Balance	Note Factor	Final Scheduled Payment Date
Class A-1 Notes	$—	$—	$—	—	Oct-24
Class A-2a Notes	$145,643,229.55	$14,647,342.04	$130,995,887.51	0.601230	Oct-26
Class A-2b Notes	$145,643,229.56	$14,647,342.04	$130,995,887.52	0.601230	Oct-26
Class A-3 Notes	$395,760,000.00	$—	$395,760,000.00	1.000000	Jun-28
Class A-4 Notes	$63,220,000.00	$—	$63,220,000.00	1.000000	Nov-28
Class B Notes	$11,270,000.00	$—	$11,270,000.00	1.000000	Dec-28
Class C Notes	$11,270,000.00	$—	$11,270,000.00	1.000000	Feb-29
Class D Notes	$11,270,000.00	$—	$11,270,000.00	1.000000	Dec-29
Total Notes	$784,076,459.11	$29,294,684.08	$754,781,775.03

	Beginning Balance	Ending Balance	Pool Factor
Net Pool Balance	$854,815,042.18	$822,800,034.21	0.669503
YSOC Amount	$67,918,374.78	$65,198,050.89
Adjusted Pool Balance	$786,896,667.40	$757,601,983.32
Overcollateralization Amount (Adjusted Pool Balance - Note Balance)	$2,820,208.29	$2,820,208.29
Reserve Account Balance	$2,820,208.29	$2,820,208.29

	Beginning Note Balance	Interest Rate	Accrual Methodology	Interest Payment
Class A-1 Notes	$—	5.66300%	ACT/360	$—
Class A-2a Notes	$145,643,229.55	5.91000%	30/360	$717,292.91
Class A-2b Notes	$145,643,229.56	5.94353%	ACT/360	$769,453.25
Class A-3 Notes	$395,760,000.00	5.82000%	30/360	$1,919,436.00
Class A-4 Notes	$63,220,000.00	5.74000%	30/360	$302,402.33
Class B Notes	$11,270,000.00	4.78000%	30/360	$44,892.17
Class C Notes	$11,270,000.00	4.78000%	30/360	$44,892.17
Class D Notes	$11,270,000.00	4.78000%	30/360	$44,892.17
Total Notes	$784,076,459.11			$3,843,261.00

II. COLLATERAL POOL BALANCE

	Beginning of Period	End of Period
Net Pool Balance	$854,815,042.18	$822,800,034.21
Adjusted Pool Balance (Net Pool Balance - YSOC Amount)	$786,896,667.40	$757,601,983.32
Number of Receivables Outstanding	43,307	42,583
Weighted Average Contract Rate	5.14%	5.14%
Weighted Average Remaining Term (months)	46.3	45.4

III. FUNDS AVAILABLE FOR DISTRIBUTION

Available Funds:
a. Collections
Interest Collections	$3,756,678.75
Principal Collections	$31,719,664.45
Liquidation Proceeds	$147,800.29
b. Repurchase Price	$—
c. Optional Purchase Price	$—
d. Reserve Account Excess Amount	$—
Total Available Funds	$35,624,143.49
Reserve Account Draw Amount	$—
Total Funds Available for Distribution	$35,624,143.49

IV. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Servicing Fee	$712,345.87	$712,345.87	$—	$—	$34,911,797.62
Interest - Class A-1 Notes	$—	$—	$—	$—	$34,911,797.62
Interest - Class A-2a Notes	$717,292.91	$717,292.91	$—	$—	$34,194,504.71
Interest - Class A-2b Notes	$769,453.25	$769,453.25	$—	$—	$33,425,051.46
Interest - Class A-3 Notes	$1,919,436.00	$1,919,436.00	$—	$—	$31,505,615.46
Interest - Class A-4 Notes	$302,402.33	$302,402.33	$—	$—	$31,203,213.13
First Allocation of Principal	$—	$—	$—	$—	$31,203,213.13
Interest - Class B Notes	$44,892.17	$44,892.17	$—	$—	$31,158,320.96
Second Allocation of Principal	$3,934,475.79	$3,934,475.79	$—	$—	$27,223,845.17
Interest - Class C Notes	$44,892.17	$44,892.17	$—	$—	$27,178,953.00
Third Allocation of Principal	$11,270,000.00	$11,270,000.00	$—	$—	$15,908,953.00
Interest - Class D Notes	$44,892.17	$44,892.17	$—	$—	$15,864,060.83
Fourth Allocation of Principal	$11,270,000.00	$11,270,000.00	$—	$—	$4,594,060.83
Reserve Account Deposit Amount	$—	$—	$—	$—	$4,594,060.83
Regular Principal Distribution Amount	$2,820,208.29	$2,820,208.29	$—	$—	$1,773,852.54
Owner Trustee, Indenture Trustee, and ARR Fees & Expenses	$—	$—	$—	$—	$1,773,852.54
Remaining Funds to Certificates	$1,773,852.54	$1,773,852.54	$—	$—	$—
Total	$35,624,143.49	$35,624,143.49	$—	$—

V. OVERCOLLATERALIZATION INFORMATION

Yield Supplement Overcollateralization Amount:
Beginning Period YSOC Amount	$67,918,374.78
Increase/(Decrease)	$(2,720,323.89)
Ending YSOC Amount	$65,198,050.89

Overcollateralization:	Beginning of Period	End of Period
Adjusted Pool Balance	$786,896,667.40	$757,601,983.32
Note Balance	$784,076,459.11	$754,781,775.03
Overcollateralization (Adjusted Pool Balance - Note Balance)	$2,820,208.29	$2,820,208.29
Target Overcollateralization Amount	$2,820,208.29	$2,820,208.29
Overcollateralization Shortfall	$—	$—

VI. RESERVE ACCOUNT

Specified Reserve Account Balance	$2,820,208.29
Beginning Reserve Account Balance	$2,820,208.29
Reserve Account Deposit Amount	$—
Reserve Account Draw Amount	$—
Reserve Account Excess Amount	$—
Ending Reserve Account Balance	$2,820,208.29

VII. NET LOSS AND DELINQUENT RECEIVABLES

Net Loss:	% of EOP Net Pool Balance	# of Receivables	Amount
Defaulted Receivables during Collection Period (Principal Balance)	0.04%	23	$295,343.52
Liquidation Proceeds of Defaulted Receivables[1]	0.02%	70	$147,800.29
Monthly Net Losses (Liquidation Proceeds)			$147,543.23
Net Losses as % of Average Pool Balance (annualized)
Third Preceding Collection Period			0.23%
Second Preceding Collection Period			0.24%
Preceding Collection Period			0.01%
Current Collection Period			0.21%
Four-Month Average Net Loss Ratio			0.17%
Cumulative Net Losses for All Periods			$1,457,752.23
Cumulative Net Loss Ratio			0.12%
[1] Liquidation Proceeds include all proceeds on a receivable after it has been charged-off.

Delinquent Receivables:	% of EOP Net Pool Balance	# of Receivables	Principal Balance
30-59 Days Delinquent	0.15%	48	$1,239,126.59
60-89 Days Delinquent	0.07%	21	$539,829.18
90-119 Days Delinquent	0.01%	4	$103,291.63
120+ Days Delinquent	0.00%	0	$—
Total Delinquent Receivables	0.23%	73	$1,882,247.40

Repossession Inventory:		# of Receivables	Principal Balance
Repossessed in the Current Collection Period		4	$121,761.15
Total Repossessed Inventory		8	$228,555.47

60+ Delinquency Percentage:		# of Receivables	Amount
60+ Day Delinquent Receivables		25	$643,120.81
60+ Delinquencies as % of EOP Net Pool Balance
Third Preceding Collection Period			0.05%
Second Preceding Collection Period			0.05%
Preceding Collection Period			0.08%
Current Collection Period			0.08%
Delinquency Trigger			4.50%
Current Delinquency Percentage Exceeds Delinquency Trigger? (Yes/No)			No

VIII. TEMPORARY FORBEARANCE
The table below presents accounts which received a short-term payment extension in the month of August 2024.

	Month-End Balance		# of Receivables
	($MM)	(%)	(#)	(%)
Total Extensions	0.51	0.06%	23	0.05%